Long-term Investments - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions													1 Months Ended	6 Months Ended	7 Months Ended		12 Months Ended
	Aug. 13, 2021 USD ($)	Aug. 13, 2021 EUR (€)	Aug. 02, 2021 USD ($) shares	Aug. 02, 2021 EUR (€) shares	Jul. 26, 2021 USD ($)	Jun. 11, 2021 USD ($)	Apr. 20, 2021 USD ($) $ / shares shares	Mar. 03, 2021 USD ($) $ / shares shares	Nov. 19, 2020 USD ($) $ / shares shares	Oct. 22, 2020 USD ($) $ / shares shares	Jul. 18, 2019 USD ($) $ / shares shares	Apr. 24, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) area $ / shares	Jun. 30, 2022 USD ($) item	Aug. 13, 2021 USD ($)	Aug. 13, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 item	Dec. 31, 2021 EUR (€)	Oct. 19, 2021	Aug. 13, 2021 EUR (€)	Jun. 30, 2021	Apr. 21, 2021	Mar. 31, 2021	Mar. 03, 2021 EUR (€) € / shares	Jan. 28, 2021 USD ($) item	Jan. 28, 2021 EUR (€) item	Dec. 20, 2019 USD ($)	Dec. 20, 2019 EUR (€)	Jun. 30, 2019
Long-term Investments
Dividends received														$ 0			$ 0	$ 0	$ 0
Investment cost									$ 1,300,000
Share price (in dollars per share) | $ / shares													$ 0.23						$ 0.23
Equity method investments													$ 17,881,000	14,949,000			28,088,000	3,700,000	$ 17,881,000
Initial investment														$ 127,000			38,070,000	2,600,000
Number of seats on the board of directors | item														4														4	4
Impairment of equity method investments																	7,864,000	16,650,000	13,100,000
Solectrac
Long-term Investments
Shares acquired (in shares) | shares										1,400,000
Percentage of shares acquired										15.00%
Purchase price (in dollars per share) | $ / shares										$ 0.91
Additional share price (in dollars per share) | $ / shares									$ 1.00
FNL
Long-term Investments
Common stock issued to equity method investee (in shares) | shares							100,000
Shares subscribed but not issued (in shares) | shares							600,000
Equity investment conversion (in shares) | shares							30,902
Common Stock | FNL
Long-term Investments
Share price (in dollars per share) | $ / shares							$ 8.09
Conversion amount for future equity							$ 250,000,000
Grapevine Logic, Inc. ("Grapevine")
Long-term Investments
Percentage of ownership interest							100.00%																	100.00%								100.00%
FNL
Long-term Investments
Percentage of ownership interest							29.00%							29.00%											29.00%
Cash | FNL
Long-term Investments
Equity method investments							$ 2,900,000
Solectrac
Long-term Investments
Shares acquired (in shares) | shares									1,300,000
Equity method investment										$ 1,300,000
Ownership percentage, equity method									24.30%																	24.30%
Equity method investments													0				0	2,556,000	0
Initial investment																	0	2,600,000
Impairment of equity method investments																	0	0
Energica Investment
Long-term Investments
Equity method investment								$ 13,600,000																			€ 10.1
Ownership percentage, equity method								20.00%																			20.00%
Equity method investment (in shares) | shares								6,100,000
Share price (in dollars per share) | (per share)								$ 2.21																			€ 1.78
Selling restriction period								90 days
Carrying amount of equity investment sold														$ 10,900,000			11,000,000.0
Investment fair value														22,500,000			21,800,000
MDI Fund
Long-term Investments
Equity method investment					$ 25,000,000.0
Equity method investments														3,815,000			3,765,000	0
Initial investment					$ 600,000									$ 127,000			4,646,000
Impairment of equity method investments																	0
TM2
Long-term Investments
Ownership percentage, equity method														10.00%														10.00%	10.00%
Equity method investments													1,227,000				0	1,144,000	1,227,000
Initial investment																	7,226,000	0
Number of seats on the board of directors | item														1														1	1
Impairment of equity method investments																	7,864,000	0
PEA
Long-term Investments
Ownership percentage, equity method							30.00%															30.00%
Equity method investment (in shares) | shares			11,175	11,175
Equity method investments														$ 8,772,000			9,138,000	0
Initial investment			$ 9,100,000	€ 7.5													9,138,000
Impairment of equity method investments																	$ 0
Intelligenta
Long-term Investments
Ownership percentage, equity method												20.00%					60.00%				60.00%
Equity method investments													9,800,000					0	9,800,000
Initial investment																		0
Impairment of equity method investments																		9,800,000
Seasail
Long-term Investments
Ownership percentage, equity method												40.00%
Glory
Long-term Investments
Equity method investments													$ 6,854,000					0	6,854,000
Initial investment																		0
Shares issued (in dollars per share) | $ / shares											$ 2.00
Impairment of equity method investments																		6,850,000	13,100,000
Glory | Scenario, Plan
Long-term Investments
Shares issued (in dollars per share) | $ / shares											$ 1.64
FNL
Long-term Investments
Equity method investments														2,362,000			$ 2,856,000	0
Initial investment																	3,505,000
Impairment of equity method investments																	0
Non Marketable Equity Investments
Long-term Investments
Impairment loss with respect to one non-marketable equity investment														$ 0			4,500,000	$ 200,000	3,000,000.0
Non Marketable Equity Investments | TM2
Long-term Investments
Equity method investment	$ 5,900,000														$ 5,900,000								€ 5.0					$ 1,800,000	€ 1.5
Increase in investment	4,100,000	€ 3.5													4,100,000	€ 3.5
Threshold of equity financing	$ 6,800,000														$ 6,800,000								€ 5.0					$ 6,800,000	€ 5.0
Pre-investment valuation amount																														$ 11,100,000	€ 10.0
Current valuation amount																	12,500,000				€ 11.0									$ 12,500,000	€ 11.0
Solectrac
Long-term Investments
Shares acquired (in shares) | shares									1,300,000
Purchase price (in dollars per share) | $ / shares										$ 0.91
Equity method investment										$ 1,300,000
Additional share price (in dollars per share) | $ / shares									$ 1.00
Cash paid at closing, including working capital estimates						$ 17,700,000
Equity ownership percentage						100.00%
Purchase price						$ 24,952,000
Percentage of ownership interest acquired						78.60%
Intelligenta
Long-term Investments
Cash paid at closing, including working capital estimates												$ 2,000,000.0
Number of unrelated party | item																				2
Purchase price												9,800,000							$ 9,800,000
Fair value of previously held interest												$ 7,800,000
Share price of capital stock issued (in dollars per share) | $ / shares												$ 2.60
Number of common stock issued (in shares) | shares												3,000,000.0
Glory
Long-term Investments
Fair value of previously held interest											$ 24,400,000
Number of common stock issued (in shares) | shares											12,200,000
Percentage of ownership interest acquired											34.00%
Allocation of consideration to equity method investment																	23,000,000.0
Allocation of consideration to call option																	1,400,000
Glory | Scenario, Plan
Long-term Investments
Fair value of previously held interest											$ 20,000,000.0
Allocation of consideration to equity method investment																	20,000,000.0
Allocation of consideration to call option																	$ 0
Glory | Bigfair
Long-term Investments
Percentage of ownership interest acquired											51.00%
Bigfair | Call option
Long-term Investments
Fair value of previously held interest											$ 13,200,000
Percentage of ownership interest acquired											40.00%
Tree Technologies
Long-term Investments
Percentage of ownership interest acquired													51.00%						51.00%
Number of acres | area													250